Selling, Administrative and General Expenses	12 Months Ended
Dec. 31, 2024
Selling, Administrative and General Expenses [Abstract]
Selling, Administrative and General Expenses

Note 13 - Selling, Administrative and General Expenses

	For the Year Ended on December 31,
	2024	2023
	New Israeli Shekels
Management fees (see Note 15)	420,000	210,000
Professional services	131,982	200,636
Rent and office expenses	123,780	15,729
Other expenses	-	3,747
Depreciation and amortization expenses	63,919	1,976
	739,681	432,088